Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	11,182,600
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 201,286,800.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 29,709.94
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Registrant's Registration Statement on Form S-3 (File No. 333-270030) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. Includes 1,458,600 shares of common stock that the underwriters have an option to purchase and 3,088,888 shares of common stock that are issuable upon the exercise of pre-funded warrants with a warrants sales price of $17.99 per pre-funded warrant and the exercise price of $0.01 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded warrants.